SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jan. 01, 2018	Jun. 20, 2016	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Disclosure of operating segments [line items]
Reduction in cash flows from (used in) operating activities				$ (1,341,000,000)	$ 70,000,000	$ (229,000,000)
Increase in cash from (used in) financing activities				$ 3,561,000,000	1,713,000,000	$ 586,000,000
Number of units issuable per redemption Unit (in units)		1
Renewable transport fuel obligation certificates, offsetting carryforward percentage				25.00%
Reclassifications	$ 0
Increase in assets				$ 27,318,000,000	15,804,000,000
Increase in liabilities				20,824,000,000	9,740,000,000
Trade and other receivables				5,160,000,000	4,362,000,000
Fair value through profit or loss
Disclosure of operating segments [line items]
Reclassifications	211,000,000
Fair value through profit or loss | Secured Debentures and Contractual Rights
Disclosure of operating segments [line items]
Reclassifications	187,000,000
Fair value through profit or loss | Equity investments
Disclosure of operating segments [line items]
Reclassifications	24,000,000
IFRS 9 | Fair value through profit or loss | Secured Debentures and Contractual Rights
Disclosure of operating segments [line items]
Reclassification adjustments on available-for-sale financial assets, net of tax	3,000,000
IFRS 9 | Fair value through profit or loss | Equity investments
Disclosure of operating segments [line items]
Reclassification adjustments on available-for-sale financial assets, net of tax	3,000,000
IFRS 15
Disclosure of operating segments [line items]
Increase in assets					15,660,000,000
Increase in liabilities					9,861,000,000
Decrease in retained earnings	260,000,000
IFRS 9
Disclosure of operating segments [line items]
Decrease in retained earnings	0
IFRS 16 | Adoption of New Accounting Standard | Bottom of range
Disclosure of operating segments [line items]
Increase in assets							$ 880,000,000
Increase in liabilities							880,000,000
IFRS 16 | Adoption of New Accounting Standard | Top of range
Disclosure of operating segments [line items]
Increase in assets							1,080,000,000
Increase in liabilities							$ 1,080,000,000
IFRS 15
Disclosure of operating segments [line items]
Decrease in retained earnings	260,000,000
Increase (decrease) due to corrections of prior period errors
Disclosure of operating segments [line items]
Reduction in cash flows from (used in) operating activities					360,000,000
Increase in cash from (used in) financing activities					360,000,000
Increase (decrease) due to application of IFRS 15
Disclosure of operating segments [line items]
Increase in assets					(144,000,000)
Increase in liabilities					121,000,000
Trade and other receivables	(125,000,000)
Trade and other payables	$ 121,000,000
Industrial operations
Disclosure of operating segments [line items]
Remaining performance obligation, expected timing of satisfaction period			25 years
Increase in assets				$ 7,650,000,000	7,204,000,000
Industrial operations | Mining | Bottom of range
Disclosure of operating segments [line items]
Revenue recognition, settlement period				30 days
Industrial operations | Mining | Top of range
Disclosure of operating segments [line items]
Revenue recognition, settlement period				150 days
Business services
Disclosure of operating segments [line items]
Increase in assets				$ 7,613,000,000	$ 7,899,000,000
Business services | Construction Services
Disclosure of operating segments [line items]
Remaining performance obligation, expected timing of satisfaction period				2 years